Restructuring Costs - Summary of Accrued Restructuring Obligation Associated with Fiscal 2013 August Restructuring Activities (Detail) (Fiscal 2013 August Restructuring [Member], USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Restructuring Cost and Reserve [Line Items]
Adjustment	$ (158)
Employee Termination Costs [Member]
Restructuring Cost and Reserve [Line Items]
Accrued restructuring obligation at beginning of year	161
Restructuring costs incurred		1,947
Restructuring costs paid		(1,775)
Adjustment	(158)
Currency translation adjustment	(3)	(11)
Accrued restructuring obligation at end of period	$ 0	$ 161